Financial instruments - Summary of Maturities for Financial Liabilities on Undiscounted Basis (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 204,764
2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	19,113
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	7,093
2022 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	178,558
Credit Facility
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	123,438
Credit Facility | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	6,707
Credit Facility | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	6,693
Credit Facility | 2022 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	110,038
Joint Operation Borrowings
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	59,761
Joint Operation Borrowings | 2022 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	59,761
Accounts Payable and Accrued Liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	11,879
Accounts Payable and Accrued Liabilities | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	11,879
Obligations Under Office Leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,010
Obligations Under Office Leases | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	298
Obligations Under Office Leases | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	172
Obligations Under Office Leases | 2022 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	540
Other Obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	8,676
Other Obligations | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	229
Other Obligations | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	228
Other Obligations | 2022 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 8,219